File Nos.333-19699
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 4                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 31                                                      (X)


                      (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1999 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS  REFERENCE  SHEET
                           (Required  by  Rule  495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Profile

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Franklin Valuemark IV
                                                 Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



                                   PART A


Profile of the Franklin  Valuemark IV
Variable Annuity  Contract
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------


May 1, 1999

This profile is a summary of some of the more important points that you should consider and know before purchasing the Franklin Valuemark IV variable annuity contract with a fixed account. The Contract is more fully described in the prospectus which accompanies this profile. Please read the prospectus carefully.


1. THE FRANKLIN VALUEMARK IV VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Franklin Valuemark IV variable annuity contract with a fixed account offered by Preferred Life Insurance Company of New York (Preferred Life) is a contract between you, the owner, and Preferred Life, an insurance company. In this profile and the prospectus, "we", "us" and "our" refers to Preferred Life. The Contract provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit and guaranteed annuity income options.

The Contract has 25 variable options -- each of which invests in a portfolio of Franklin Valuemark Funds, and a fixed account of Preferred Life. The portfolios are managed by Franklin Advisers, Inc. and its Templeton and Franklin
affiliates. A list of the available portfolios is contained in Section 4. Depending upon market conditions, you can make or lose money in the Contract based on the portfolios' investment performance. The portfolios are designed to offer a better return than the fixed account, however, this is not guaranteed.

The fixed account offers an interest rate that is guaranteed by Preferred Life. Your initial interest rate is set on the date when your money is invested in the fixed account and remains effective for one year. Initial interest rates are declared monthly. If you select the fixed account, your money will be held in our general account with principal and interest backed by Preferred Life.

Currently, you can put your money in 10 investment choices (which includes any of the 25 variable options and the Preferred Life fixed account). Preferred Life reserves the right to limit the number of variable options which you may invest in at any one time (now or in the future).

Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you select and/or the interest rate earned on the money you have in the fixed account. During the accumulation phase, the earnings are taxed as income only when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the payout phase depends, in part, upon the amount of money you are able to accumulate in your Contract during the accumulation phase.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive monthly annuity payments from your Contract by selecting one of the following annuity options (all of these options assume you are the owner and the annuitant):

(1) payments for your life;

(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue to you or any person you designate for the remainder of the guaranteed period (5,10, 15 or 20 years);

(3) payments during the joint lifetime of you and the joint-annuitant when either of you die, payments will continue as long as the survivor lives;

(4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue to you or any person you designate for the remainder of the guaranteed period (5, 10, 15 or 20 years); and

(5) payments during your life ending with the last payment due prior to your death with a guarantee that at your death Preferred Life will make a refund to your beneficiary if the value of the payments made is less than the amount applied to the annuity option.

Once you begin receiving regular payments, you cannot change your annuity option or surrender your Contract.

During the payout phase, you may select from the variable options available or the fixed account for your investment choices. You may elect to receive annuity payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments based on portfolio performance (i.e. variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance.


3. PURCHASE
--------------------------------------------------------------------------------

You can purchase the Contract with $5,000 or more under most circumstances. You can add $250 or more any time during the accumulation phase. Your registered representative can help you complete the proper forms. You and the annuitant cannot be older than 85 years old at the time you purchase the Contract. This product is not appropriate for market timers.



4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may select the Preferred Life fixed account and/or the variable options which invest in Class 1 shares of the portfolios of Franklin Valuemark Funds listed below. Franklin Valuemark Funds has two classes of shares. You may only invest in Class 1 shares with this Contract.

PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Global Health Care Securities Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

The portfolios are fully described in the attached Franklin Valuemark Funds prospectus. You can make or lose money based on the portfolios' performance.



5. EXPENSES
--------------------------------------------------------------------------------

The Contract has insurance and investment features, and there are costs related to each.

o The annual insurance charges total 1.49% of the average daily value of your Contract allocated to the variable options during the accumulation phase (1.40% during the payout phase).

o Each year Preferred Life also deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the cumulative value of all your Franklin Valuemark IV Contracts (registered with the same social security number) are at least $50,000.

o There are also annual portfolio operating expenses, which vary depending upon the portfolio(s) you select. These expenses range from .49% to 1.41% of the average daily value of the portfolios' Class 1 shares.

o You can transfer between investment choices up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

o If you make a withdrawal from the Contract, Preferred Life may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon how long Preferred Life has had your payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge period. The charge is:

                                Contingent Deferred
                                   Sales Charge
         Years Since             (as a percentage
      Purchase Payment         of purchase payments)
     -----------------------------------------------

             0-1                        6%
             1-2                        6%
             2-3                        6%
             3-4                        5%
             4-5                        4%
             5-6                        3%
             6-7                        2%
             7+                         0%



o Under certain circumstances, after the first year, Preferred Life will permit you to access your money in the Contract without deducting a contingent deferred sales charge if you become disabled.

o The State of New York does not currently impose a premium tax on purchase payments for annuities.

We have provided the following chart to help you understand the expenses in your Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which has been converted to a percentage and is represented as .10% below), the 1.49% insurance charges and the total annual portfolio expenses for each portfolio.

The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you surrender your Contract: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the contingent deferred sales charge. For year 10, the Total Annual Charges are assessed but no contingent deferred sales charge is deducted.

The premium tax is assumed to be 0% in both examples.


These are just examples. They do not represent past or future expenses or returns. Actual expenses may be higher or lower than those shown.

                                                                                           EXAMPLES:
                                      Total Annual    Total Annual
                                        Insurance   Class 1 Portfolio  Total Annual        Expenses at end of:
Variable Option                          Charges        Expenses         Expenses         1 Year        10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                            1.59%           .77%             2.36%            $84           $270

Global Health Care Securities1            1.59%           .84%             2.43%            $85           $277

Global Utilities Securities               1.59%           .50%             2.09%            $81           $242

Growth and Income                         1.59%           .49%             2.08%            $81           $241

High Income                               1.59%           .53%             2.12%            $82           $245

Income Securities                         1.59%           .49%             2.08%            $81           $241

Money Market                              1.59%           .53%             2.12%            $82           $245

Mutual Discovery Securities               1.59%           1.00%            2.59%            $86           $293

Mutual Shares Securities                  1.59%           .77%             2.36%            $84           $270

Natural Resources Securities              1.59%           .64%             2.23%            $83           $256

Real Estate Securities                    1.59%           .54%             2.13%            $82           $246

Rising Dividends                          1.59%           .72%             2.31%            $83           $264

Small Cap                                 1.59%           .77%             2.36%            $84           $270

Templeton Developing Markets Equity       1.59%           1.41%            3.00%            $90           $332

Templeton Global Asset Allocation         1.59%           .84%             2.43%            $85           $277

Templeton Global Growth                   1.59%           .88%             2.47%            $85           $281

Templeton Global Income Securities        1.59%           .63%             2.22%            $83           $255

Templeton International Equity            1.59%           .88%             2.47%            $85           $281

Templeton International Smaller Companies 1.59%           1.10%            2.69%            $87           $302

Templeton Pacific Growth                  1.59%           1.10%            2.69%            $87           $302

U.S. Government Securities                1.59%           .50%             2.09%            $81           $242

Value Securities1                         1.59%           .83%             2.42%            $85           $276

Zero Coupon 2000                          1.59%           .66%             2.25%            $83           $258

Zero Coupon 2005                          1.59%           .66%             2.25%            $83           $258

Zero Coupon 2010                          1.59%           .66%             2.25%            $83           $258
---------------------------------------------------------------------------------------------------------------------------

1. Estimated for 1999

For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES
--------------------------------------------------------------------------------

You do not have to pay taxes on any earnings until you withdraw money from your Contract. In most cases, if you make a withdrawal, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You may make a withdrawal at any time during the accumulation phase. Any partial withdrawal must be for at least $500. You may request a withdrawal in writing or by electing the Systematic Withdrawal Program or Minimum Distribution Program which are briefly described in Section 10 of this profile. After the first year, you can make multiple withdrawals up to a total of 15% of the value of your Contract each year without charge from Preferred Life. Withdrawals in excess of that amount will be subject to a contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Withdrawals in excess of the 15% free withdrawal amount will be charged a contingent deferred sales charge which declines from 6% to 0% depending upon the number of complete years we have had your payment. After Preferred Life has had a payment for 7 years, there is no charge for withdrawals related to that payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge period. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.



8. PERFORMANCE
OF THE PORTFOLIOS
--------------------------------------------------------------------------------

The value of the Contract will vary up or down depending upon the performance of the portfolio(s) you choose.

The following chart shows total returns for the portfolios' Class 1 shares for the periods shown. Performance is not shown for the Global Health Care Securities Fund and the Value Securities Fund because they were first offered for sale on May 1, 1998. These numbers reflect the insurance charges, the contract maintenance charge and the operating expenses of the portfolios. These numbers do not reflect any contingent deferred sales charges, which if applied, would reduce such performance. Past performance is not a guarantee of future results.



Calendar Year

Variable Option                                       1998     1997      1996     1995      1994     1993      1992
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                                      18.41%   16.46%        NA       NA        NA       NA        NA

Global Utilities Securities                          9.44%   24.79%     5.47%   29.32%   -12.97%    8.80%     7.00%

Growth and Income                                    6.63%   25.76%    12.39%   30.77%    -3.57%    8.58%     5.03%

High Income                                          -.67%    9.80%    12.10%   17.90%    -3.80%   13.94%    14.43%

Income Securities                                     .04%   15.26%     9.52%   20.49%    -7.75%   16.76%    11.45%

Money Market                                         3.56%    3.59%     3.50%    4.09%     2.20%    0.93%     1.43%

Mutual Discovery Securities                         -6.50%   17.50%        NA       NA        NA       NA        NA

Mutual Shares Securities                            -1.49%   15.89%        NA       NA        NA       NA        NA

Natural Resources Securities                       -26.58%  -20.27%     2.35%    0.74%    -3.54%   53.23%   -11.56%

Real Estate Securities                             -18.15%   18.81%    30.74%   15.69%     1.27%   17.16%    10.33%

Rising Dividends                                     5.24%   30.96%    22.23%   27.73%    -5.59%   -4.98%        NA

Small Cap                                           -2.54%   15.59%    27.05%       NA        NA       NA        NA

Templeton Developing Markets Equity                -22.87%  -10.17%    19.68%    1.16%        NA       NA        NA

Templeton Global Asset Allocation                   -1.62%    9.96%    17.95%       NA        NA       NA        NA

Templeton Global Growth                              7.26%   11.72%    19.38%   10.96%        NA       NA        NA

Templeton Global Income Securities                   5.40%    0.86%     7.91%   12.88%    -6.49%   14.86%    -1.96%

Templeton International Equity                       3.90%    9.94%    21.04%    8.86%    -0.72%  -26.58%        NA

Templeton International Smaller Companies          -13.67%   -3.06%        NA       NA        NA       NA        NA

Templeton Pacific Growth                           -14.52%  -37.00%     9.35%    6.28%   -10.24%   45.59%        NA

U.S. Government Securities                           5.75%    7.59%     1.97%   17.60%    -6.06%    7.99%     5.97%

Zero Coupon 2000                                     5.81%    5.42%     0.80%   18.79%    -8.22%   14.34%     7.35%

Zero Coupon 2005                                    10.77%    9.62%    -2.09%   29.71%   -11.01%   20.33%     9.07%

Zero Coupon 2010                                    12.65%   14.75%    -4.24%   40.59%   -12.38%   23.48%     8.61%


9. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. This death benefit will be the greater of:

1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center; or

2) (if applicable) the guaranteed minimum death benefit, less any taxes. The guaranteed minimum death benefit, as of the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center, is the greater of:

    A) payments you have made, less any money you have taken out and charges paid on the money you have taken out; or

    B) the highest value of the Contract on each Contract anniversary prior to your 81st birthday or date of death, increased by any payments made since that anniversary, less any money taken out and charges paid on the money you have taken out since that anniversary.

Different rules apply after your 81st birthday.


10. OTHER INFORMATION
--------------------------------------------------------------------------------

Free Look. If you cancel the Contract within 10 days after receiving it, we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If you purchase the Contract as an IRA, we are required to refund your purchase payment if you cancel the Contract within 10 days.

No Probate. In most cases, when you die, your beneficiary will receive the death benefit without going through probate.

Purchasing Considerations. The Franklin Valuemark IV Variable Annuity Contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES

The Contract offers additional features which you might be interested in. These include:

Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100. You can do this by electronically transferring money from your savings or checking account.

Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected variable options or the fixed account to other variable options each month. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Flexible Rebalancing - Preferred Life will automatically readjust your Contract value among the variable options to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Preferred Life while your Contract is in the accumulation phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code for IRAs (generally after age 701/2).

These features may not be suitable for your particular situation.

11. INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

   Valuemark Service Center
   300 Berwyn Park
   P.O. Box 3031
   Berwyn, PA 19312-0031
   (800) 624-0197

             THE FRANKLIN VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
-------------------------------------------------------------------------------

This prospectus describes the Franklin Valuemark IV Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred Life).

The annuity has 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds which are listed below, and a Fixed Account of Preferred Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME
Money Market Fund

PORTFOLIOS SEEKING INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities  Fund
Real Estate Securities  Fund
Rising  Dividends Fund
Templeton  Global Asset  Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark IV Variable Annuity Contract with a Fixed Account.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 20 of this prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 342-3863 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.

The Franklin Valuemark IV Variable Annuity Contracts:

o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 1999

TABLE OF CONTENTS

Index of Terms                                      3


Fee Table                                           4

1. The Franklin Valuemark IV
Variable Annuity Contract                           8
    Contract Owner                                  8
    Joint Owner                                     8
    Annuitant                                       8
    Beneficiary                                     8
    Assignment                                      8

2. Annuity Payments (The Payout Phase)              9
    Annuity Options                                 9

3. Purchase                                        10
    Purchase Payments                              10
    Automatic Investment Plan                      10
    Allocation of Purchase Payments                10
    Free Look                                      10
    Accumulation Units                             10

4. Investment Options                              11
    Transfers                                      12
    Dollar Cost Averaging Program                  12
    Flexible Rebalancing                           13
    Voting Privileges                              13
    Substitution                                   13

5. Expenses                                        13
    Insurance Charges                              13
     Mortality and Expense Risk Charge             13
     Administrative Charge                         13
    Contract Maintenance Charge                    13
    Contingent Deferred Sales Charge               14
     Waiver of Contingent Deferred Sales Charge    14
     Reduction or Elimination of the
 Contingent Deferred Sales Charge                  14
    Transfer Fee                                   14
    Income Taxes                                   15
    Portfolio Expenses                             15

6. Taxes                                           15
    Annuity Contracts in General                   15
    Qualified and Non-Qualified Contracts
    Multiple Contracts                             15
    Withdrawals - Non-Qualified Contracts          15
    Withdrawals - Qualified Contracts              16
    Withdrawals - Tax-Sheltered Annuities          16
    Diversification                                16

7. Access to Your Money                            16
    Systematic Withdrawal Program                  16
    Minimum Distribution Program                   17
    Suspension of Payments or Transfers            17

8. Performance                                     17

9. Death Benefit                                   18
    Upon Your Death                                18
    Death of Annuitant                             19

10. Other Information                              19
    Preferred Life                                 19
    Year 2000                                      19
    The Separate Account                           19
    Distribution                                   19
    Administration                                 20
    Financial Statements                           20

Table of Contents of the
Statement of Additional Information                20

Appendix                                           21

INDEX OF TERMS
This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                    Page
Accumulation Phase                                     8
Accumulation Unit                                     10
Annuitant                                              8
Annuity Options                                        9
Annuity Payments                                       9
Annuity Unit                                          10
Beneficiary                                            8
Contract                                               8
Contract Owner                                         8
Fixed Account                                          8
                                                    Page
Income Date                                            9
Joint Owner                                            8
Non-Qualified                                         15
Payout Phase                                           9
Portfolios                                            11
Purchase Payment                                      10
Qualified                                             15
Tax Deferral                                           8
Variable Option                                        8

FEE TABLE
The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                                  Years Since
                               Purchase Payment   Charge
                               -------------------------
                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%

Transfer Fee First 12 transfers in a Contract year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.


CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge***                1.34%

Administrative Charge                                .15%

Total Separate Account Annual Expenses              1.49%

*Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - "Access to Your Money" for additional options.

**During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Franklin Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

***The  Mortality  and Expense Risk Charge is 1.25% during the Payout Phase.


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio  Administration  Fees and Total Annual  Expenses for each Portfolio are based on a percentage of that
Portfolio's  average  net assets for the most recent  fiscal  year.  See the  prospectus  for  Franklin  Valuemark  Funds for more information.

                                                        Management
                                                       and Portfolio                 Other              Total Annual
                                                    Administration Fees1           Expenses               Expenses
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                          .75%                    .02%                    .77%

Global Health Care Securities Fund2                          .75%                    .09%                    .84%

Global Utilities Securities Fund                             .47%                    .03%                    .50%

Growth and Income Fund                                       .47%                    .02%                    .49%

High Income Fund                                             .50%                    .03%                    .53%

Income Securities Fund                                       .47%                    .02%                    .49%

Money Market Fund                                            .51%                    .02%                    .53%

Mutual Discovery Securities Fund                             .95%                    .05%                   1.00%

Mutual Shares Securities Fund                                .74%                    .03%                    .77%

Natural Resources Securities Fund                            .62%                    .02%                    .64%

Real Estate Securities Fund                                  .52%                    .02%                    .54%

Rising Dividends Fund                                        .70%                    .02%                    .72%

Small Cap Fund                                               .75%                    .02%                    .77%

Templeton Developing Markets Equity Fund                    1.25%                    .16%                   1.41%

Templeton Global Asset Allocation Fund                       .80%                    .04%                    .84%

Templeton Global Growth Fund                                 .83%                    .05%                    .88%

Templeton Global Income Securities Fund                      .57%                    .06%                    .63%

Templeton International Equity Fund                          .80%                    .08%                    .88%

Templeton International Smaller Companies Fund              1.00%                     10%                   1.10%

Templeton Pacific Growth Fund                                .99%                    .11%                   1.10%

U.S. Government Securities Fund                              .48%                    .02%                    .50%

Value Securities Fund2                                       .75%                    .08%                    .83%

Zero Coupon Fund - 2000                                      .63%                    .03%                    .66%

Zero Coupon Fund - 2005                                      .63%                    .03%                    .66%

Zero Coupon Fund - 2010                                      .62%                    .04%                    .66%
---------------------------------------------------------------------------------------------------------------------------

1. The  Portfolio  Administration  Fee is a direct  expense  for the Global  Health Care  Securities  Fund,  the Mutual  Discovery
Securities  Fund, the Mutual Shares  Securities  Fund, the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller Companies Fund, and the Value Securities Fund; other Portfolios pay for similar services indirectly through the Management
Fee. See the Franklin Valuemark Funds prospectus for further information regarding these fees.

2. The Global Health Care Securities Fund and the Value Securities Fund commenced operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999.

EXAMPLES

o The examples below should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.

o The $30 contract  maintenance  charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables.

o For additional information, see Section 5 - "Expenses" and the Franklin Valuemark Funds prospectus.

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:


                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                       $84             $125              $160             $270

Global Health Care Securities Fund*                       $85             $127              $164             $277

Global Utilities Securities Fund                          $81             $116              $146             $242

Growth and Income Fund                                    $81             $116              $146             $241

High Income Fund                                          $82             $117              $148             $245

Income Securities Fund                                    $81             $116              $146             $241

Money Market Fund                                         $82             $117              $148             $245

Mutual Discovery Securities Fund                          $86             $132              $172             $293

Mutual Shares Securities Fund                             $84             $125              $160             $270

Natural Resources Securities Fund                         $83             $121              $153             $256

Real Estate Securities Fund                               $82             $118              $148             $246

Rising Dividends Fund                                     $83             $123              $157             $264

Small Cap Fund                                            $84             $125              $160             $270

Templeton Developing Markets Equity Fund                  $90             $144              $192             $332

Templeton Global Asset Allocation Fund                    $85             $127              $164             $277

Templeton Global Growth Fund                              $85             $128              $166             $281

Templeton Global Income Securities Fund                   $83             $120              $153             $255

Templeton International Equity Fund                       $85             $128              $166             $281

Templeton International Smaller Companies Fund            $87             $135              $177             $302

Templeton Pacific Growth Fund                             $87             $135              $177             $302

U.S. Government Securities Fund                           $81             $116              $146             $242

Value Securities Fund*                                    $85             $126              $163             $276

Zero Coupon Fund - 2000                                   $83             $121              $154             $258

Zero Coupon Fund - 2005                                   $83             $121              $154             $258

Zero Coupon Fund - 2010                                   $83             $121              $154             $258
---------------------------------------------------------------------------------------------------------------------------

*Estimated

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                       $24              $74              $126             $270

Global Health Care Securities Fund*                       $25              $76              $130             $277

Global Utilities Securities Fund                          $21              $65              $112             $242

Growth and Income Fund                                    $21              $65              $112             $241

High Income Fund                                          $22              $66              $114             $245

Income Securities Fund                                    $21              $65              $112             $241

Money Market Fund                                         $22              $66              $114             $245

Mutual Discovery Securities Fund                          $26              $81              $138             $293

Mutual Shares Securities Fund                             $24              $74              $126             $270

Natural Resources Securities Fund                         $23              $70              $119             $256

Real Estate Securities Fund                               $22              $67              $114             $246

Rising Dividends Fund                                     $23              $72              $123             $264

Small Cap Fund                                            $24              $74              $126             $270

Templeton Developing Markets Equity Fund                  $30              $93              $158             $332

Templeton Global Asset Allocation Fund                    $25              $76              $130             $277

Templeton Global Growth Fund                              $25              $77              $132             $281

Templeton Global Income Securities Fund                   $23              $69              $119             $255

Templeton International Equity Fund                       $25              $77              $132             $281

Templeton International Smaller Companies Fund            $27              $84              $143             $302

Templeton Pacific Growth Fund                             $27              $84              $143             $302

U.S. Government Securities Fund                           $21              $65              $112             $242

Value Securities Fund*                                    $25              $75              $129             $276

Zero Coupon Fund - 2000                                   $23              $70              $120             $258

Zero Coupon Fund - 2005                                   $23              $70              $120             $258

Zero Coupon Fund - 2010                                   $23              $70              $120             $258
---------------------------------------------------------------------------------------------------------------------------

*Estimated

See the Appendix for Accumulation Unit Values - Condensed Financial Information.

1. THE FRANKLIN VALUEMARK IV
VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 26 investment choices - the 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among 25 Variable Options and depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios of Franklin Valuemark Funds. The Portfolios are designed to offer a better return than the Fixed Account. However this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

OPTION 1. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 OR 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
-------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the automatic investment plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the automatic investment plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the 25 Variable Options which invest in a Portfolio of Franklin Valuemark Funds listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable
Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers 25 Variable Options, which invest in Class 1 shares of 25 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

You should read the Franklin Valuemark Funds prospectus (which is attached to this prospectus) carefully before investing.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, LLC (FAS), Franklin Mutual Advisers, LLC (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                               Investment
Available Portfolios                            Managers
-------------------------------------------------------------------------------

PORTFOLIO SEEKING
CAPITAL PRESERVATION AND INCOME
Money Market Fund                                  FA

PORTFOLIOS SEEKING INCOME
High Income Fund                                   FA
Templeton Global Income Securities Fund            FA
U.S. Government Securities Fund                    FA
Zero Coupon Funds - 2000, 2005, 2010               FA

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund                   FA
Growth and Income Fund                             FA
Income Securities Fund                             FA
Mutual Shares Securities Fund                      FMA
Real Estate Securities Fund                        FA
Rising Dividends Fund                              FAS
Templeton Global Asset Allocation Fund             TGA
Value Securities Fund                              FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund                                FA
Global Health Care Securities Fund                 FA
Mutual Discovery Securities Fund                   FMA
Natural Resources Securities Fund                  FA
Small Cap Fund                                     FA
Templeton Developing Markets Equity Fund           TAM
Templeton Global Growth Fund                       TGA
Templeton International Equity Fund                FA
Templeton International Smaller Companies Fund     TIC
Templeton Pacific Growth Fund                      FA

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by an affiliate of Preferred Life and other variable annuity contracts offered by Preferred Life and its affiliates. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

TRANSFERS

You can transfer money among the 25 Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state which Variable Option(s)or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option and it is available for new Contracts and additional Purchase Payments to new and existing Contracts. You will receive a special fixed rate guaranteed for one year by Preferred Life. Dollar Cost Averaging will take place over twelve months from the DCA fixed account into the target Portfolio of your choice. The required minimum investment is $6,000.

The second option is the Standard Dollar Cost Averaging Option which requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Preferred Life.

Your participation in the program will end when any of the following occurs:

(1) the number of desired transfers have been made;

(2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

(4) the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


5. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative charge.

Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

Every year, at each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Franklin Valuemark IV Contract, Preferred Life will determine the total value of all your Franklin Valuemark IV Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                                Contingent Deferred
                                   Sales Charge
         Years Since            (as a percentage of
      Purchase Payment          Purchase Payments)
    -------------------------------------------------
             0-1                        6%
             1-2                        6%
             2-3                        6%
             3-4                        5%
             4-5                        4%
             5-6                        3%
             6-7                        2%
             7+                         0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 - "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Waiver of Contingent Deferred Sales Charge

Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

Reduction or Elimination of the
Contingent Deferred Sales Charge

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying prospectus for Franklin Valuemark Funds.


6. TAXES
--------------------------------------------------------------------------------


NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities. Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1) paid on or after the taxpayer reaches age 591/2;

(2) paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;

(5) paid under an immediate annuity; or

(6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

(1) reaches age 591/2;

(2) leaves his/her job;

(3) dies;

(4) becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

(1) by making a withdrawal (either a partial or a total withdrawal);

(2) by receiving Annuity Payments; or

(3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 - "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 - "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount. SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
--------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.

Certain  Portfolios  have been in  existence  for some time and have  investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.


9. DEATH BENEFIT
--------------------------------------------------------------------------------

UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Payout Phase. The amount of the death benefit is:

I. Contracts That Receive An Enhanced Death Benefit Endorsement

   Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

   (1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

   (2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

       A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

          o payments you have made,

          o less any money you have taken out,

          o less any applicable charges paid on money taken out.

       B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

          a) Purchase Payments

             o payments you have made,

             o less any money you have taken out,

             o less any applicable charges paid on money taken out.

          b) Contract Value

             o highest value of the Contract on each Contract anniversary,

             o plus any payments made since that Contract anniversary,

             o less any money you have taken out since that anniversary,

             o less any applicable charges paid on money taken out since that anniversary,

       C. After your 81st birthday, the following guaranteed minimum death benefit will apply:

          o your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

          o plus any payments you have made since then,

          o less any money you have taken out since then,

          o less any applicable charges paid on money taken out since then.

II. Contracts That Do Not Receive An Enhanced Death
Benefit Endorsement

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

   The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

III. Additional Provisions

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
-------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

YEAR 2000

Preferred Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Preferred Life's financial position or results of operations. Preferred Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Preferred Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is an affiliate of Preferred Life. NFP has subcontracted with Franklin Advisers, Inc. for it or certain affiliates to provide certain marketing services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life and Franklin Advisers, Inc. and/or its affiliates may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION

Insurance Company                                      2

Experts                                                2

Legal Opinions                                         2

Distributor                                            2

Reduction or Elimination of the
 Contingent Deferred Sales Charge                      2

Calculation of Performance Data                        2

Federal Tax Status                                     4

Annuity Provisions                                     9

Mortality and Expense Risk Guarantee                  10

Financial Statements                                  10


APPENDIX
CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New
York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of of Additional
Information.

(Number of units in thousands)
                                              Period from
                                               Inception
                                             (8/17/98) to
Sub-Accounts:                                Dec. 31, 1998
--------------------------------------------------------------------------------
Capital Growth
Unit value at beginning of period             $13.110
Unit value at end of period                    $15.537
Number of units outstanding at end of period        17
Global Health Care Securities
Unit value at beginning of period              $10.000
Unit value at end of period                    $10.604
Number of units outstanding at end of period         8
Global Utilities Securities
Unit value at beginning of period              $25.635
Unit value at end of period                    $28.082
Number of units outstanding at end of period         2
Growth and Income
Unit value at beginning of period              $24.354
Unit value at end of period                    $25.993
Number of units outstanding at end of period        17
High Income
Unit value at beginning of period              $21.141
Unit value at end of period                    $21.020
Number of units outstanding at end of period        25
Income Securities
Unit value at beginning of period              $24.864
Unit value at end of period                    $24.898
Number of units outstanding at end of period        14
Money Market
Unit value at beginning of period              $13.756
Unit value at end of period                    $14.260
Number of units outstanding at end of period        12
Mutual Discovery Securities
Unit value at beginning of period              $11.971
Unit value at end of period                     11.205
Number of units outstanding at end of period        17
Mutual Shares Securities
Unit value at beginning of period              $11.981
Unit value at end of period                    $11.814
Number of units outstanding at end of period        38
(Number of units in thousands)
                                              Period from
                                               Inception
                                             (8/17/98) to
Sub-Accounts:                                Dec. 31, 1998
-------------------------------------------------------------------------------
Natural Resources Securities
Unit value at beginning of period              $11.466
Unit value at end of period                     $8.430
Number of units outstanding at end of period         7
Real Estate Securities
Unit value at beginning of period              $27.944
Unit value at end of period                    $22.901
Number of units outstanding at end of period         1
Rising Dividends
Unit value at beginning of period              $19.968
Unit value at end of period                    $21.034
Number of units outstanding at end of period        17
Small Cap
Unit value at beginning of period              $14.923
Unit value at end of period                    $14.558
Number of units outstanding at end of period         9
Templeton Developing Markets Equity
Unit value at beginning of period              $10.305
Unit value at end of period                     $7.958
Number of units outstanding at end of period         5
Templeton Global Asset Allocation
Unit value at beginning of period              $13.752
Unit value at end of period                    $13.543
Number of units outstanding at end of period         1
Templeton Global Growth
Unit value at beginning of period              $15.124
Unit value at end of period                    $16.238
Number of units outstanding at end of period        10
Templeton Global Income Securities
Unit value at beginning of period              $16.821
Unit value at end of period                    $17.746
Number of units outstanding at end of period         2
Templeton International Equity
Unit value at beginning of period              $17.617
Unit value at end of period                    $18.322
Number of units outstanding at end of period         8
(Number of units in thousands)
                                              Period from
                                               Inception
                                             (8/17/98) to
Sub-Accounts:                                Dec. 31, 1998
-------------------------------------------------------------------------------
Templeton International Smaller Companies
Unit value at beginning of period              $10.809
Unit value at end of period                     $9.342
Number of units outstanding at end of period         3
Templeton Pacific Growth
Unit value at beginning of period               $9.381
Unit value at end of period                     $8.028
Number of units outstanding at end of period         6
U.S. Government Securities
Unit value at beginning of period              $17.805
Unit value at end of period                    $18.847
Number of units outstanding at end of period        28
Value Securities
Unit value at beginning of period              $10.000
Unit value at end of period                    $ 7.713
Number of units outstanding at end of period        22
Zero Coupon 2000
Unit value at beginning of period              $19.358
Unit value at end of period                    $20.502
Number of units outstanding at end of period         2
Zero Coupon 2005
Unit value at beginning of period              $22.357
Unit value at end of period                    $24.786
Number of units outstanding at end of period         2
Zero Coupon 2010
Unit value at beginning of period              $24.544
Unit value at end of period                    $27.674
Number of units outstanding at end of period         3





                                   PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                              FRANKLIN VALUEMARK IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERREDLIFE VARIABLE ACCOUNT C
                                       and
                   PREFERREDLIFE INSURANCE COMPANY OF NEWYORK
                                   May 1, 1999

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 342-3863.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
Contents                                           Page
Insurance Company ...............................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     4
Annuity Provisions ..............................     9
Mortality and Expense Risk Guarantee ............    10
Financial Statements ............................    10





                                                                V4NY SAI 05/99


Insurance Company
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Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A+ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
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The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31 1998, included in this Statement of Additional Information have been audited by KPMGPeat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
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Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
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NALAC Financial Plans, LLC, an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
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The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
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Total Return

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the underlying Portfolio and any applicable contract maintenance charge and contingent deferred sales charges. The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

where:
P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the Contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Yield

The Money Market Fund. The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 1998, the Money Market Sub-Account had a current yield of 3.29% and an effective yield of 3.35%. The yield information assumes that the Sub-Account was invested in the Money Market Fund for the time period shown.

Other Portfolios. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the Contract maintenance charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(a-b + 1)6 - 1]
                                      ----
                                       cd
where:
a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Portfolio.

Performance Ranking

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS. From time to time, evaluation of performance by independent sources may also be used.


Franklin Valuemark Funds - Existing Portfolios

The Portfolios of Franklin Valuemark Funds have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed. The inception dates of the Portfolios pre-date the inception dates of the corresponding Sub-Accounts of the Separate Account. For periods starting prior to the date the Sub-Accounts invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

The chart below shows Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Column I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Column II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.

Franklin Valuemark IV

Total Return for the periods ended December 31, 1998

                                                          Column I                             Column II
                                            ------------------------------------  ----------------------------------------
                                 Inception   One      Three    Five      Since     One      Three    Five     Since
Portfolio                          Date     Year      Years    Years   Inception  Year      Years    Years  Inception
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Capital Growth                    5/1/96    18.51%       NA        NA   17.95%    12.41%       NA        NA   16.39%
Global Health Care Securities     5/1/98        NA       NA        NA    9.17%        NA       NA        NA   -0.06%
Global Utilities Securities      1/24/89     9.54%   13.04%    10.25%   10.95%     3.44%   11.60%     9.69%   10.88%
Growth and Income                1/24/89     6.73%   14.75%    13.80%   10.09%     0.63%   13.36%    13.31%   10.01%
High Income                      1/24/89    -0.57%    7.03%     6.86%    7.76%    -6.67%    5.43%     6.24%    7.68%
Income Securities                1/24/89     0.14%    8.19%     7.12%    9.61%    -5.96%    6.62%     6.50%    9.54%
Money Market                     1/24/89     3.66%    3.65%     3.49%    3.63%    -2.44%    1.94%     2.79%    3.56%
Mutual Discovery Securities      11/8/96    -6.40%       NA        NA    5.45%   -12.50%       NA        NA    3.05%
Mutual Shares Securities         11/8/96    -1.39%       NA        NA    8.08%    -7.49%       NA        NA    5.75%
Natural Resources Securities     1/24/89   -26.48%  -15.60%   -10.16%   -1.70%   -32.58%  -18.17%   -11.34%   -1.79%
Real Estate Securities           1/24/89   -18.05%    8.44%     8.40%    8.69%   -24.15%    6.89%     7.82%    8.62%
Rising Dividends                 1/27/92     5.34%   19.09%    15.33%   11.32%    -0.76%   17.79%    14.86%   11.24%
Small Cap                        11/1/95    -2.44%   12.79%        NA   12.59%    -8.54%   11.36%        NA   11.43%
Templeton Developing Markets Equity3/15/94 -22.77%   -5.95%        NA   -4.65%   -28.87%   -8.01%        NA   -5.62%
Templeton Global Asset Allocation 5/1/95    -1.52%    8.56%        NA    8.61%    -7.62%    7.01%        NA    7.58%
Templeton Global Growth          3/15/94     7.36%   12.78%        NA   10.63%     1.26%   11.34%        NA   10.05%
Templeton Global Income Securities1/24/89    5.50%    4.78%     4.00%    5.94%    -0.60%    3.11%     3.32%    5.86%
Templeton International Equity   1/27/92     4.00%   11.50%     8.47%    9.13%    -2.10%   10.03%     7.88%    9.05%
Templeton International
    Smaller Companies             5/1/96   -13.57%       NA        NA   -2.52%   -19.67%       NA       NA    -4.65%
Templeton Pacific Growth         1/27/92   -14.42%  -16.08%   -10.79%   -3.12%   -20.52%  -18.68%   -12.01%   -3.21%
U.S. Government Securities       3/14/89     5.85%    5.18%     5.19%    6.68%    -0.25%    3.52%     4.53%    6.60%
Value Securities                  5/1/98        NA       NA        NA  -32.19%        NA       NA        NA  -40.06%
Zero Coupon - 2000               3/14/89     5.91%    4.09%     4.26%    7.60%    -0.19%    2.39%     3.58%    7.52%
Zero Coupon - 2005               3/14/89    10.87%    6.04%     6.64%    9.70%     4.77%    4.40%     6.01%    9.63%
Zero Coupon - 2010               3/14/89    12.75%    7.47%     8.90%   10.94%     6.65%    5.88%     8.32%   10.87%

The Global Health Care Securities and Value Securities Sub-Accounts commenced operations on May 1, 1998.
 Calculated with waiver of fees.


Federal Tax Status
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Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios of Franklin Valuemark Funds underlying the Contracts will be managed by the investment managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other
than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
-------------------------------------------------------------------------------

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).

Annuity Unit Value

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

Mortality and Expense Risk Guarantee
-------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality and expense experience.

Financial Statements
-------------------------------------------------------------------------------

The audited financial statements of the Insurance Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.














                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       OF
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                              Financial Statements

                               December 31, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors'Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1998
(In thousands)

                                                              Global     Global
                                                  Capital     Health    Utilities  Growth and   High      Income    Money
                                                 Growth Care Securities Securities  Income     Income   Securities Market
                                                  Fund        Fund        Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 1,001 shares, cost $13,477 $16,095        -          -          -          -          -        -
  Global Health Care Securities Fund, 34 shares,
 cost $334                                            -        369          -          -          -          -        -
  Global Utilities Securities Fund, 3,940 shares,
 cost $65,886                                         -          -      80,540         -          -          -        -
  Growth and Income Fund, 5,546 shares, cost $89,867  -          -          -      112,922        -          -        -
  High Income Fund, 2,886 shares, cost $38,946        -          -          -          -       38,329        -        -
  Income Securities Fund, 4,865 shares, cost $75,590  -          -          -          -          -       82,322      -
  Money Market Fund, 31,357 shares, cost $31,357      -          -          -          -          -          -     31,357
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                16,095        369    80,540    112,922    38,329     82,322    31,357
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          1         5          6         4          5         3
 Accrued mortality and expense risk charges -
 Valuemark IV                                          1          -         -          1         1          1         -
 Accrued administrative charges - Valuemark II         -          -         1          1         -          -         -
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          1         6          8         5          6         3
      Net assets                                 $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  15,825        275    80,480    112,466    37,806     81,970    31,188
 Contracts in accumulation period - Valuemark IV     267         93        54        448       518        346       166
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources  Real Estate   Rising    Small  Developing
                                               Securities Securities Securities  Securities   Dividends   Cap    Markets
                                                  Fund       Fund       Fund        Fund        Fund      Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Discovery Securities Fund, 1,137 shares,
 cost $13,382                                    $12,836          -         -          -         -          -         -
  Mutual Shares Securities Fund, 2,278 shares,
 cost $26,446                                          -     27,241         -          -         -          -         -
  Natural Resources Securities Fund, 429 shares,
 cost $5,793                                           -          -     3,596          -         -          -         -
  Real Estate Securities Fund, 822 shares, cost $15,127-          -         -     16,377         -          -         -
  Rising Dividends Fund, 3,731 shares, cost $50,084    -          -         -          -     67,575         -         -
  Small Cap Fund, 1,086 shares, cost $15,229           -          -         -          -         -     14,905         -
  Templeton Developing Markets Equity Fund, 873 shares,
 cost $9,097                                           -          -         -          -         -          -     6,031
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                12,836     27,241     3,596     16,377    67,575     14,905     6,031
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          3          3         3          2         5          3         2
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          1         -          -         1          -         -
 Accrued administrative charges - Valuemark II         1          1         1          -         -          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                4          5         4          2         6          3         3
      Net assets                                 $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  12,646     26,789     3,536     16,340    67,223     14,771     5,983
 Contracts in accumulation period - Valuemark IV     186        447        56         35        346       131        45
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                                                 Templeton
                                                Templeton  Templeton  Templeton    Templeton   International Templeton   U.S.
                                              Global Asset  Global  Global Income International   Smaller     Pacific  Government
                                               Allocation   Growth   Securities    Equity        Companies    Growth   Securities
                                                  Fund       Fund       Fund        Fund           Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund, 342 shares,
 cost $4,212                                      $4,336          -         -          -             -          -         -
  Templeton Global Growth Fund, 2,484 shares,
 cost $31,808                                          -     36,691         -          -             -          -         -
  Templeton Global Income Securities Fund, 1,099 shares,
 cost $14,080                                          -          -    14,143          -             -          -         -
  Templeton International Equity Fund, 3,500 shares,
 cost $48,667                                          -          -         -     54,325             -          -         -
  Templeton International Smaller Companies Fund,
 120 shares, cost $1,352                               -          -         -          -         1,102          -         -
  Templeton Pacific Growth Fund, 890 shares,
 cost $11,717                                          -          -         -          -             -      6,682         -
  U.S. Government Securities Fund, 5,222 shares,
 cost $69,881                                          -          -         -          -             -          -    72,532
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                 4,336     36,691    14,143     54,325         1,102      6,682    72,532
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          4         4          4             2          3         5
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          -         -          -             -          -         1
 Accrued administrative charges - Valuemark II         1          1         -          1             1          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -             -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          5         4          5             3          3         7
      Net assets                                  $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II   4,317     36,512    14,094     54,177         1,065      6,633    71,990
 Contracts in accumulation period - Valuemark IV      16        174        45        143            34         46       535
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity               $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                         Value      Zero       Zero        Zero      Total
                                                                       Securities  Coupon     Coupon      Coupon      All
                                                                         Fund    Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund,
 40 shares, cost $296                                                    $310          -         -          -
  Zero Coupon Fund - 2000
 1,013 shares, cost $14,656                                                 -     14,995         -          -
  Zero Coupon Fund - 2005
 496 shares, cost $7,791                                                    -          -     8,792          -
  Zero Coupon Fund - 2010
 403 shares, cost $6,654                                                    -          -         -      7,684
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        310     14,995     8,792      7,684   732,087
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                  -          3         3          3        80
 Accrued mortality and expense risk charges - Valuemark IV                  -          -         -          -         7
 Accrued administrative charges - Valuemark II                              -          -         -          -        11
 Accrued administrative charges - Valuemark IV                              -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                     -          3         3          3        98
      Net assets                                                         $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                          143     14,941     8,739      7,588   727,497
 Contracts in accumulation period - Valuemark IV                          167         51        50         93     4,492
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                                      $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1998
(In thousands)

                                                             Global     Global
                                                 Capital     Health    Utilities Growth and    High      Income    Money
                                                Growth Care Securities Securities  Income     Income   Securities  Market
                                                  Fund        Fund       Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  44          -     3,509      3,838     3,948        7,201     1,556
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II  150          -     1,091      1,490       546        1,156       383
 Mortality and expense risk charges - Valuemark IV    1          -         -          1         1            1         -
 Administrative charges - Valuemark II               18          -       131        179        65          139        46
 Administrative charges - Valuemark IV                -          -         -          -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                169          -     1,222      1,670       612        1,296       429
      Investment income (loss), net                (125)         -     2,287      2,168     3,336        5,905     1,127
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual       -          -     5,116      9,029       234        1,701         -
  funds
  Realized gains (losses) on sales of investments,  287          1     3,967      4,620        80        2,113         -
  net
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         287          1     9,083     13,649       314        3,814         -
Net change in unrealized appreciation
 (depreciation) on investments                    1,864         35    (3,678)    (8,207)   (3,777)      (9,694)        -
 Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net  2,151         36     5,405      5,442    (3,463)      (5,880)        -
Net increase (decrease) in net assets from       $2,026         36     7,692      7,610      (127)          25     1,127
operations

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources Real Estate  Rising     Small  Developing
                                               Securities Securities Securities Securities  Dividends    Cap    Markets
                                                  Fund       Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $  193        308        67        915       775         10       274
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II    175       348         56       273        881       187        101
 Mortality and expense risk charges - Valuemark IV     -         1          -         -          1         -          -
 Administrative charges - Valuemark II                 21         42         7         33       106         22        12
 Administrative charges - Valuemark IV                 -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  196        391        63        306       988        209       113
      Investment income (loss), net                   (3)       (83)        4        609      (213)      (199)      161
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  180       269          -       567      9,498     1,273       890
 Realized gains (losses) on sales of investments, net(116)       34       (613)    1,217      3,267      (338)   (1,330)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      64       303       (613)    1,784     12,765       935      (440)
 Net change in unrealized appreciation (depreciation)
 on investments                                    (1,320)     (929)     (747)    (6,791)   (9,268)    (1,359)   (2,104)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (1,256)     (626)    (1,360)   (5,007)     3,497      (424)   (2,544)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from        ($1,259)     (709)    (1,356)   (4,398)     3,284      (623)   (2,383)
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                                               Templeton
                                                Templeton  Templeton  Templeton    Templeton International Templeton    U.S.
                                              Global Asset  Global  Global Income International Smaller     Pacific  Government
                                               Allocation   Growth   Securities     Equity     Companies    Growth   Securities
                                                  Fund       Fund       Fund         Fund        Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $187      1,026     1,178         2,014        35          364     5,565
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   65        491       199           814        18           98       985
 Mortality and expense risk charges - Valuemark IV    -          -         -             -         -            -         1
 Administrative charges - Valuemark II                8         59        24            98         2           12       118
 Administrative charges - Valuemark IV                -          -         -             -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                 73        550       223           912        20          110     1,104
      Investment income (loss), net                 114        476       955         1,102        15          254     4,461
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual      222      3,737         -         4,045        41          111         -
 funds
 Realized gains (losses) on sales of investments,   148      1,018        (2)        3,522       (74)      (3,196)      895
 net
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net   370      4,755        (2)        7,567       (33)      (3,085)      895
 Net change in unrealized appreciation (depreciation)
 on investments                                    (572)    (2,835)     (103)       (5,800)     (190)         987      (812)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (202)     1,920      (105)        1,767      (223)      (2,098)       83
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from         ($88)     2,396       850         2,869      (208)      (1,844)    4,544
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                        Value     Zero        Zero        Zero     Total
                                                                     Securities  Coupon      Coupon      Coupon     All
                                                                        Fund   Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                       -      1,368        509         432    35,316
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                         -        221        106          94     9,928
 Mortality and expense risk charges - Valuemark IV                         -          -          -           -         7
 Administrative charges - Valuemark II                                     -         27         13          11     1,193
 Administrative charges - Valuemark IV                                     -          -          -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                       -        248        119         105    11,128
      Investment income (loss), net                                        -      1,120        390         327    24,188
Realized   gains  (losses)  and  unrealized   appreciation
(depreciation) on investments:
 Realized capital gain distributions on mutual funds                       -        219        118          60    37,310
 Realized gains (losses) on sales of investments, net                      2        283        197         475    16,457
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                          2        502        315         535    53,767
 Net change in unrealized appreciation (depreciation) on investments                 14       (584)        146        23
(55,701)
      Total realized gains (losses) and unrealized appreciation
(depreciation) on investments, net                                        16        (82)       461         558    (1,934)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    $16      1,038        851         885    22,254
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1998 and
1997 (In thousands)
                                                            Global Health       Global Utilities
                                 Capital Growth Fund    Care Securities Fund     Securities Fund   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998       1997         1998      1997        1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($125)      (64)           -         -        2,287     3,392       2,168     2,066
  Realized gains (losses) on
 investments, net                    287        92            1         -        9,083     9,199      13,649     7,354
  Net change in unrealized
 appreciation (depreciation)
 on investments                    1,864       670           35         -       (3,678)    7,826      (8,207)   15,947
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets from operations            2,026       698           36         -        7,692    20,417       7,610    25,367
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,983     3,011            1         -        1,613     1,846       7,159    10,533
   Transfers between funds         4,392     2,196          250         -       (1,689)   (9,521)      2,872     4,602
   Surrenders and terminations    (1,877)     (237)           -         -      (22,589)  (20,611)    (26,820)  (17,705)
   Rescissions                       (17)      (33)           -         -         (109)       (4)       (167)     (126)
   Other transactions (note 2)       180         3            -         -           64       145         253        78
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark II       5,661     4,940          251         -      (22,710)  (28,145)    (16,703)   (2,618)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 206         -           77         -           44         -         347         -
   Transfers between funds            32         -            4         -           11         -          92         -
   Surrenders and terminations         -         -            -         -            -         -          (1)        -
   Rescissions                         -         -            -         -            -         -          (1)        -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark IV         238         -           81         -           55         -         437         -
Increase (decrease) in net assets  7,925     5,638          368         -      (14,963)   (7,728)     (8,656)   22,749
Net assets at beginning of year    8,167     2,529            -         -       95,497   103,225     121,570     98,821
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $16,092     8,167          368         -       80,534    95,497     112,914   121,570
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                                                       Mutual Discovery
                                  High Income Fund   Income Securities Fund    Money Market Fund        Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  3,336     2,753        5,905     5,816        1,127     1,215          (3)      (78)
  Realized gains (losses) on
 investments, net                    314     1,241        3,814     3,637            -         -          64        15
  Net change in unrealized appreciation
 (depreciation) on investments    (3,777)      (99)      (9,694)    4,604            -         -      (1,320)      771
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (127)    3,895           25    14,057        1,127     1,215      (1,259)      708
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               5,061     6,687        5,484     7,073        9,399    14,086       3,318     4,882
   Transfers between funds          (862)     (631)      (3,061)   (2,645)       6,983    (6,695)      1,746     5,667
   Surrenders and terminations   (11,159)   (6,845)     (20,428)  (16,530)     (15,831)  (11,292)     (2,175)     (427)
   Rescissions                       (67)     (120)        (109)      (78)        (392)      (53)        (57)      (29)
   Other transactions (note 2)        13        56           29        39           22       112          18        (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (7,014)     (853)     (18,085)  (12,141)         181    (3,842)      2,850    10,084
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 412         -          257         -          269         -         153         -
   Transfers between funds            91         -           94         -         (104)        -          18         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        502         -          351         -          165         -         171         -
Increase (decrease) in net assets (6,639)    3,042      (17,709)    1,916        1,473    (2,627)      1,762    10,792
Net assets at beginning of year   44,963    41,921      100,025    98,109       29,881    32,508      11,070       278
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 38,324    44,963       82,316   100,025       31,354    29,881      12,832    11,070
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                    Mutual Shares        Natural Resources
                                   Securities Fund        Securities Fund  Real Estate Securities Fund Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997          1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net     ($83)     (151)           4         9          609       332        (213)       19
  Realized gains (losses) on
 investments, net                    303        15         (613)     (353)       1,784     1,390      12,765     3,916
  Net change in unrealized
 appreciation (depreciation)
 on investments                     (929)    1,716         (747)   (1,172)      (6,791)    2,407      (9,268)   12,343
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (709)    1,580       (1,356)   (1,516)      (4,398)    4,129       3,284    16,278
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               6,717    11,012          685       496        1,188     2,849       7,196     7,130
   Transfers between funds         4,383     9,916         (306)     (698)      (1,790)    1,804       2,318     4,129
   Surrenders and terminations    (5,431)     (992)        (787)   (1,164)      (5,162)   (2,578)    (15,723)   (9,509)
   Rescissions                       (84)      (95)           -       (10)         (20)      (10)       (104)      (36)
   Other transactions (note 2)        84        (5)           1         2          (10)        3         230       115
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      5,669    19,836         (407)   (1,374)      (5,794)    2,068      (6,083)    1,829
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 311         -           56         -           30         -         269         -
   Transfers between funds           107         -            -         -            5         -          58         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        418         -           56         -           35         -         327         -
Increase (decrease) in net assets  5,378    21,416       (1,707)   (2,890)     (10,157)    6,197      (2,472)   18,107
Net assets at beginning of year   21,858       442        5,299     8,189       26,532    20,335      70,041    51,934
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $27,236    21,858        3,592     5,299       16,375    26,532      67,569    70,041
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                       Templeton Developing     Templeton Global          Templeton
                                   Small Cap Fund       Markets Equity Fund   Asset Allocation Fund  Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($199)     (113)         161       (36)         114        24         476        60
  Realized gains (losses) on
 investments, net                    935       494         (440)      412          370       132       4,755       684
  Net change in unrealized
 appreciation (depreciation)
 on investments                   (1,359)      821       (2,104)   (2,170)        (572)      293      (2,835)    2,887
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (623)    1,202       (2,383)   (1,794)         (88)      449       2,396     3,631
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,596     3,879          560     2,943          667     1,533       3,461     7,275
   Transfers between funds         1,577     4,438       (2,638)      192       (1,307)      632      (2,518)    2,733
   Surrenders and terminations    (2,847)     (814)      (1,536)   (1,291)        (791)     (504)     (6,107)   (3,295)
   Rescissions                       (25)      (48)          (5)      (25)         (13)      (18)        (56)     (128)
   Other transactions (note 2)                  91           (4)       (3)          (3)        -          (1)      (20)
45
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      1,392     7,451       (3,622)    1,816       (1,444)    1,642      (5,240)    6,630
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 106         -           41         -           13         -          81         -
   Transfers between funds             6         -            -         -            2         -          85         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        111         -           41         -           15         -         166         -
Increase (decrease) in net assets    880     8,653       (5,964)       22       (1,517)    2,091      (2,678)   10,261
Net assets at beginning of year   14,022     5,369       11,992    11,970        5,850     3,759      39,364    29,103
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,902    14,022        6,028    11,992        4,333     5,850      36,686    39,364
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                  Templeton Global           Templeton          Templeton International     Templeton
                               Income Securities Fund International Equity Fund Smaller Companies Fund  Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997          1998     1997         1998     1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net   $  955     1,158       1,102        978           15       (13)        254       151
  Realized gains (losses) on
 investments, net                     (2)      111        7,567     6,035          (33)       38      (3,085)     (474)
  Net change in unrealized appreciation
 (depreciation) on investments      (103)   (1,107)      (5,800)      211         (190)     (109)        987    (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations              850       162        2,869     7,224         (208)      (84)     (1,844)   (7,738)
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments                 547     1,089        1,430     5,493          103       964         182       502
   Transfers between funds        (1,413)   (2,668)      (7,532)     (443)        (348)      577      (1,806)   (4,197)
   Surrenders and terminations    (4,077)   (3,152)     (14,571)  (10,782)        (357)     (304)     (1,677)   (2,904)
   Rescissions                       (15)       (3)         (58)      (50)           -         -          (5)      (14)
   Other transactions (note 2)        25        30           82       161            1         -          (5)       (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (4,933)   (4,704)     (20,649)   (5,621)        (601)    1,237      (3,311)   (6,617)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                  41         -          127         -           31         -          44         -
   Transfers between funds             4         -            8         -            2         -          (3)        -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                         45         -          135         -           33         -          41         -
Increase (decrease) in net assets (4,038)   (4,542)     (17,645)    1,603         (776)    1,153      (5,114)  (14,355)
Net assets at beginning of year   18,177    22,719       71,965    70,362        1,875       722      11,793    26,148
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,139    18,177       54,320    71,965        1,099     1,875       6,679    11,793
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                   U.S. Government              Value
                                   Securities Fund         Securities Fund   Zero Coupon Fund - 2000 Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997          1998      1997        1998      1997         1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  4,461     3,794            -         -        1,120     1,246         390       366
  Realized gains (losses) on
 investments, net                    895       352            2         -          502       262         315       200
  Net change in unrealized appreciation
 (depreciation) on investments      (812)    2,712           14         -         (584)     (281)        146       131
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations            4,544     6,858           16         -        1,038     1,227         851       697
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               3,571     5,076           21         -          345       839       1,287       767
   Transfers between funds          (301)   (6,248)         115         -         (941)   (1,349)        727      (735)
   Surrenders and terminations   (22,669)  (18,871)           -         -       (6,689)   (4,616)     (1,750)   (1,730)
   Rescissions                      (118)      (49)           -         -          (10)        -        (180)        -
   Other transactions (note 2)        31       (14)           -         -           (7)       18          31        (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                    (19,486)  (20,106)         136         -       (7,302)   (5,108)        115    (1,702)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 492         -          124         -           27         -          47         -
   Transfers between funds            41         -           34         -           25         -           4         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                        (3)        -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        530         -          158         -           52         -          51         -
Increase (decrease) in net assets(14,412)  (13,248)         310         -       (6,212)   (3,881)      1,017    (1,005)
Net assets at beginning of year   86,937   100,185            -         -       21,204    25,085       7,772     8,777
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 72,525    86,937          310         -       14,992    21,204       8,789     7,772
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                             Zero Coupon Fund - 2010   Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                 1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                $   327       310      24,188    23,234
  Realized gains (losses) on investments, net                                      535       199      53,767    34,951
  Net change in unrealized appreciation (depreciation) on investments               23       407     (55,701)   41,393
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                        885       916      22,254    99,578
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                873       794      66,447   100,759
  Transfers between funds                                                          381    (1,056)       (768)        -
  Surrenders and terminations                                                   (1,759)     (922)   (192,812) (137,075)
  Rescissions                                                                       (7)        -      (1,618)     (929)
  Other transactions (note 2)                                                       (4)       (4)      1,106       759
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
 transactions - Valuemark II                                                      (516)   (1,188)   (127,645)  (36,486)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                 92         -       3,697         -
  Transfers between funds                                                            -         -         616         -
  Surrenders and terminations                                                        -         -          (3)        -
  Rescissions                                                                        -         -          (4)        -
  Other transactions (note 2)                                                        -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
transactions - Valuemark IV                                                         92         -       4,306         -
Increase (decrease) in net assets                                                  461      (272)   (101,085)   63,092
Net assets at beginning of year                                                  7,220     7,492     833,074   769,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $ 7,681     7,220     731,989   833,074
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1998




1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general obligations of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on August 17, 1998. On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1998 and 1997 were $487,077and $478,510, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

     Years Since            Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
       Payment               Valuemark II      Valuemark IV
--------------------------------------------------------------------------------
         0-1                      5%                6%
         1-2                      5%                6%
         2-3                      4%                6%
         3-4                      3%                5%
         4-5                      1.5%              4%
         5-6                      0%                3%
         6-7                      0%                2%
         7+                       0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $941,938 and $983,164, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1998 and 1997 were $1,945 and $4,226, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4.  CONTRACT   TRANSACTIONS   -   ACCUMULATION   UNIT  ACTIVITY  (In  thousands)
Transactions  in units for each fund for the years ended  December  31, 1998 and
1997 were as follows:
                                              Global     Global                                           Mutual    Mutual
                                    Capital Health Care Utilities  Growth and  High     Income   Money   Discovery  Shares
                                    Growth  Securities Securities    Income   Income  Securities Market Securities Securities
                                     Fund      Fund       Fund        Fund     Fund      Fund    Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996                 225          -      4,998      5,070    2,164     4,519   2,433        27       43
Contract transactions:
  Purchase payments                   241          -         86        483      330       309   1,035       428      981
  Transfers between funds             178          -       (449)       210      (44)     (119)   (487)      511      893
  Surrenders and terminations         (19)         -       (943)      (809)    (337)     (717)   (830)      (38)     (86)
  Rescissions                          (3)         -          -         (6)      (6)       (3)     (4)       (3)      (8)
  Other transactions                    -          -          7          4        3         2       8        (1)       -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions           397          -     (1,299)      (118)     (54)     (528)   (278)      897    1,780
Accumulation units outstanding
 at December 31, 1997                 622          -      3,699      4,952    2,110     3,991   2,155       924    1,823
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                   215          -         61        281      233       219     657       261      541
  Transfers between funds             303         26        (64)       110      (37)     (125)    505       128      349
  Surrenders and terminations        (135)         -       (851)    (1,058)    (521)     (819) (1,123)     (184)    (450)
  Rescissions                          (1)         -         (4)        (6)      (3)       (4)    (28)       (4)      (6)
  Other transactions                   12          -          2         10        1         1       2         2        7
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                         394         26       (856)      (663)    (327)     (728)     13       203      441
Accumulation units outstanding
 at December 31, 1998               1,016         26      2,843      4,289    1,783     3,263   2,168     1,127    2,264
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997                   -          -         -          -        -         -       -         -        -
Contract transactions:
  Purchase payments                    15          8         2         14       21        11      19        15       29
  Transfers between funds               2          -         -          3        4         3      (7)        2        9
  Surrenders and terminations           -          -         -          -        -         -       -         -        -
  Rescissions                           -          -         -          -        -         -       -         -        -
  Other transactions                    -          -         -          -        -         -       -         -        -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                          17          8         2         17       25        14      12        17       38
Accumulation units outstanding
 at December 31, 1998                  17          8         2         17       25        14      12        17       38
---------------------------------------------------------------------------------------------------------------------------


                               Natural    Real                     Templeton     Templeton  Templeton  Templeton    Templeton
                              Resources  Estate    Rising   Small  Developing   Global Asset Global  Global Income International
                             Securities Securities Dividends Cap  Markets Equity Allocation  Growth   Securities      Equity
                                Fund     Fund       Fund    Fund      Fund        Fund        Fund       Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996             566      859    3,394      416     1,042        300        2,146        1,354      4,375
Contract transactions:
  Purchase payments                37      114      399      275       231        114          489           65        313
  Transfers between funds         (58)      72      225      310        (9)        48          184         (160)       (23)
  Surrenders and terminations     (86)    (103)    (533)     (59)     (102)       (37)        (219)        (189)      (608)
  Rescissions                      (1)       -       (2)      (4)       (2)        (1)          (9)           -         (3)
  Other transactions                -        -        6        -         -          -            3            2          9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions               (108)      83       95       522        118          124          448       (282)
(312)
Accumulation units outstanding
 at December 31, 1997             458      942    3,489      938     1,160        424        2,594        1,072      4,063
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                66       44      345      171        59         47          213           32         76
  Transfers between funds         (33)     (73)     103       96      (295)       (94)        (177)         (82)      (429)
  Surrenders and terminations              (76)    (204)    (767)     (198)      (174)         (58)        (387)      (235)
(773)
  Rescissions                       -       (1)      (5)      (2)       (1)        (1)          (3)          (1)        (3)
  Other transactions                -        -       11        7         -          -           (1)           1          4
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions                (43)    (234)    (313)       74       (411)        (106)        (355)      (285)
(1,125)
Accumulation units outstanding
 at December 31, 1998             415      708    3,176    1,012       749        318        2,239          787      2,938
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997               -        -        -        -         -          -           -            -          -
Contract transactions:
  Purchase payments                 7        1       14        9         5          1           5            2          8
  Transfers between funds           -        -        3        -         -          -           5            -          -
  Surrenders and terminations       -        -        -        -         -          -           -            -          -
  Rescissions                       -        -        -        -         -          -           -            -          -
  Other transactions                -        -        -        -         -          -           -            -          -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions         7        1       17        9         5          1          10            2          8
Accumulation units outstanding
 at December 31, 1998               7        1       17        9         5          1          10            2          8
---------------------------------------------------------------------------------------------------------------------------


                                                Templeton
                                              International Templeton    U.S.                Zero    Zero    Zero
                                                 Smaller     Pacific  Government   Value    Coupon  Coupon  Coupon   Total
                                                Companies    Growth   Securities Securities Fund -  Fund -  Fund -    All
                                                  Fund        Fund       Fund      Fund      2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding at December 31,     65        1,751      6,017        -      1,358     428     348  43,898
1996
Contract transactions:
  Purchase payments                                84           37        297        -         44      36      34   6,462
  Transfers between funds                          50         (324)      (370)       -        (72)    (37)    (49)    480
  Surrenders and terminations                     (26)        (212)    (1,096)       -       (244)    (82)    (41) (7,416)
  Rescissions                                       -           (1)        (3)       -          -       -       -     (59)
  Other transactions                                -            -         (1)       -          1       -       -      43
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             108         (500)    (1,173)       -       (271)    (83)    (56)   (490)
Accumulation units outstanding at December 31,    173        1,251      4,844        -      1,087     345     292  43,408
1997
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                                 9           21        194        3         17      55      34   3,854
  Transfers between funds                         (35)        (232)       (20)      16        (47)     30      13     (64)
  Surrenders and terminations                     (33)        (217)    (1,227)       -       (334)    (74)    (67) (9,965)
  Rescissions                                       -           (1)        (6)       -          -      (8)      -     (88)
  Other transactions                                -           (1)         2        -          -        1      -      61
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             (59)        (430)    (1,057)      19       (364)       4    (20) (6,202)
Accumulation units outstanding at December 31,    114          821      3,787       19        723      349    272  37,206
1998
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding at December 31,      -             -          -       -          -        -      -       -
1997
Contract transactions:
  Purchase payments                                 3             6         26      17          1        2      3     244
  Transfers between funds                           -             -          2       5          1        -      -      32
  Surrenders and terminations                       -             -          -       -          -        -      -       -
  Rescissions                                       -             -          -       -          -        -      -       -
  Other transactions                                -             -          -       -          -        -      -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions               3             6         28      22          2        2      3     276
Accumulation units outstanding at December 31, 1998 3             6         28      22          2        2      3     276

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value  (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
December 31,
 1998                  1,016        $15.574    $15,825           2.17%             17         $15.537         $267         2.26%
 1997                    622         13.130      8,167           2.17               -              -            -            -
 19961                   225         11.254      2,529           2.17+              -              -            -            -

Global Health Care Securities Fund
December 31,
 19982                    26         10.610        275           2.24+              8         10.604           93          2.33+

Global Utilities Securities Fund
December 31,
 1998                  2,843         28.308     80,480           1.90               2         28.082           54          1.99
 1997                  3,699         25.818     95,497           1.90               -             -             -            -
 1996                  4,998         20.654    103,225           1.90               -             -             -            -
 1995                  5,916         19.555    115,743           1.90               -             -             -            -
 1994                  6,317         15.104     35,415           1.92               -             -             -            -

Growth and Income Fund
December 31,
 1998                  4,289         26.226    112,466           1.89              17         25.993          448          1.98
 1997                  4,952         24.551    121,570           1.89               -             -             -            -
 1996                  5,070         19.490     98,821           1.90               -             -             -            -
 1995                  4,347         17.310     75,240           1.92               -             -             -            -
 1994                  3,452         13.215     45,616           1.94               -             -             -            -

High Income Fund
December 31,
 1998                  1,783         21.208     37,806           1.93              25         21.020          518          2.02
 1997                  2,110         21.312     44,963           1.93               -             -             -            -
 1996                  2,164         19.375     41,921           1.94               -             -             -            -
 1995                  2,076         17.252     35,808           1.96               -             -             -            -
 1994                  1,710         14.608     24,984           2.00               -             -             -            -

Income Securities Fund
December 31,
 1998                  3,263         25.122     81,970           1.89              14         24.898          346          1.98
 1997                  3,991         25.065    100,025           1.90               -             -             -            -
 1996                  4,519         21.708     98,109           1.90               -             -             -            -
 1995                  4,567         19.785     90,364           1.91               -             -             -            -
 1994                  4,416         16.392     72,389           1.94               -             -             -            -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*     (in thousands)   Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1998                  2,168        $14.386    $31,188           1.85%             12        $14.260         $166          1.94%
 1997                  2,155         13.865     29,881           1.85               -          -                -            -
 1996                  2,433         13.359     32,508           1.83               -          -                -            -
 1995                  2,218         12.883     28,571           1.80               -          -                -            -
 1994                  2,487         12.354     30,730           1.86               -          -                -            -

Mutual Discovery Securities Fund
December 31,
 1998                  1,127         11.226     12,646           2.40              17         11.205          186          2.49
 1997                    924         11.983     11,070           2.46               -          -                -            -
 19963                    27         10.180        278           2.77+              -          -                -            -

Mutual Shares Securities Fund
December 31,
 1998                  2,264         11.837     26,789           2.17              38         11.814          447          2.26
 1997                  1,823         11.993     21,858           2.20               -          -                -            -
 19963                    43         10.330        442           2.40+              -          -                -            -

Natural Resources Securities Fund
December 31,
 1998                    415          8.505      3,536           2.04               7          8.430           56         2.13
 1997                    458         11.559      5,299           2.09               -          -                -           -
 1996                    566         14.467      8,189           2.05               -          -                -           -
 1995                    516         14.109      7,278           2.06               -          -                -           -
 1994                    647         13.979      9,050           2.08               -          -                -           -

Real Estate Securities Fund
December 31,
 1998                    708         23.107     16,340           1.94               1         22.901           35         2.03
 1997                    942         28.169     26,532           1.94               -          -                -           -
 1996                    859         23.668     20,335           1.97               -          -                -           -
 1995                    794         18.073     14,344           1.99               -          -                -           -
 1994                    900         15.594     14,035           2.02               -          -                -           -

Rising Dividends Fund
December 31,
 1998                  3,176         21.165     67,223           2.12              17         21.034          346         2.21
 1997                  3,489         20.074     70,041           2.14               -          -                -           -
 1996                  3,394         15.303     51,934           2.16               -          -                -           -
 1995                  3,182         12.498     39,770           2.18               -          -                -           -
 1994                  2,936          9.769     28,685           2.20               -          -                -           -

Small Cap Fund
December 31,
 1998                  1,012         14.600     14,771           2.17               9         14.558          131         2.26
 1997                    938         14.952     14,022           2.17               -          -                -           -
 19961                   416         12.913      5,369           2.17+              -          -                -           -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average   Units Outstanding Accumulation  Net Assets    to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value (in thousands)  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1998                    749        $ 7.993    $ 5,983           2.81%              5        $ 7.958         $ 45         2.90%
 1997                  1,160         10.340     11,992           2.82               -          -                -           -
 1996                  1,042         11.487     11,970           2.89               -          -                -           -
 1995                    757          9.582      7,254           2.81               -          -                -           -
 19944                   591          9.454      5,589           2.93+              -          -                -           -

Templeton Global Asset Allocation Fund
December 31,
 1998                    318         13.589      4,317           2.24               1         13.543           16         2.33
 1997                    424         13.786      5,850           2.34               -          -                -           -
 1996                    300         12.514      3,759           2.26               -          -                -           -
 19955                    36         10.591        379           2.30+              -          -                -           -

Templeton Global Growth Fund
December 31,
 1998                  2,239         16.309     36,512           2.28              10         16.238          174         2.37
 1997                  2,594         15.176     39,364           2.28               -          -                -           -
 1996                  2,146         13.560     29,103           2.33               -          -                -           -
 1995                  1,416         11.339     16,061           2.37               -          -                -           -
 19944                   922         10.201      9,400           2.54+              -          -                -           -

Templeton Global Income Securities Fund
December 31,
 1998                    787         17.905     14,094           2.03               2         17.746           45         2.12
 1997                  1,072         16.957     18,177           2.02               -          -                -           -
 1996                  1,354         16.781     22,719           2.01               -          -                -           -
 1995                  1,472         15.522     22,851           2.04               -          -                -           -
 1994                  1,667         13.726     22,888           2.11               -          -                -           -

Templeton International Equity Fund
December 31,
 1998                  2,938         18.437     54,177           2.28               8         18.322          143         2.37
 1997                  4,063         17.711     71,965           2.29               -          -                -           -
 1996                  4,375         16.081     70,362           2.29               -          -                -           -
 1995                  4,073         13.263     54,018           2.32               -          -                -           -
 1994                  4,079         12.161     49,607           2.39               -          -                -           -

Templeton International Smaller Companies Fund
December 31,
 1998                    114          9.364      1,065           2.50               3          9.342           34         2.59
 1997                    173         10.825      1,875           2.46               -          -                -           -
 19961                    65         11.145        722           2.18+              -          -                -           -


5. UNIT VALUES (cont.)
                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)    Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund
December 31,
 1998                    821        $ 8.078    $ 6,633           2.50%              6        $ 8.028         $ 46         2.59%
 1997                  1,251          9.431     11,793           2.43               -          -                -           -
 1996                  1,751         14.932     26,148           2.39               -          -                -           -
 1995                  1,812         13.630     24,693           2.41               -          -                -           -
 1994                  2,112         12.802     27,037           2.47               -          -                -           -

U.S. Government Securities Fund
December 31,
 1998                  3,787         19.014     71,990           1.90              28         18.847          535         1.99
 1997                  4,844         17.947     86,937           1.90               -          -                -           -
 1996                  6,017         16.650    100,185           1.91               -          -                -           -
 1995                  5,089         16.298     82,935           1.92               -          -                -           -
 1994                  5,331         13.835     73,747           1.93               -          -                -           -

Value Securities Fund
December 31,
 19982                    19          7.717        143           2.52+             22          7.713          167         2.61+

Zero Coupon Fund - 2000
December 31,
 1998                    723         20.684     14,941           1.80               2         20.502           51         1.89
 1997                  1,087         19.512     21,204           1.80               -          -                -           -
 1996                  1,358         18.475     25,085           1.80               -          -                -           -
 1995                  1,416         18.294     25,910           1.80               -          -                -           -
 1994                  1,158         15.373     17,797           1.80               -          -                -           -

Zero Coupon Fund - 2005
December 31,
 1998                    349         25.003      8,739           1.80               2         24.786           50         1.89
 1997                    345         22.532      7,772           1.80               -          -                -           -
 1996                    428         20.517      8,777           1.80               -          -                -           -
 1995                    456         20.914      9,531           1.80               -          -                -           -
 1994                    403         16.096      6,483           1.80               -          -                -           -

Zero Coupon Fund - 2010
December 31,
 1998                    272         27.920      7,588           1.80               3         27.674           93         1.89
 1997                    292         24.740      7,220           1.80               -          -                -           -
 1996                    348         21.522      7,492           1.80               -          -                -           -
 1995                    371         22.431      8,329           1.80               -          -                -           -
 1994                    252         15.930      4,008           1.80               -          -                -           -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from June 10, 1996 (fund commencement) to December 31, 1996.
2Period from August 17, 1998 (fund commencement) to December 31, 1998.
3Period from December 2, 1996 (fund commencement) to December 31, 1996.
4Period from April 25, 1994 (fund commencement) to December 31, 1994.
5Period from August 4, 1995 (fund commencement) to December 31, 1995.






                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1998 and 1997

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the related statements of income, comprehensive income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                           KPMGPeat Marwick LLF

Minneapolis, Minnesota
February 5, 1999


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements
Balance Sheets
December 31, 1998 and 1997
(In thousands except share data)
                                                                                                     1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
  Investments:
  Fixed maturities, at market                                                                      $ 38,784     30,106
  Equity securities, at market                                                                        1,752          0
  Certificates of deposit and short-term securities                                                  10,069        698
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                    50,605     30,804
Cash                                                                                                  6,135      5,321
Receivables                                                                                           3,595      5,006
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 156        166
 Recoverable on unpaid claims                                                                         9,545     10,537
 Receivable on paid claims                                                                            1,935      2,500
Deferred acquisition costs                                                                           33,387     37,447
Other assets                                                                                          4,805      6,976
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                        110,163     98,757
Separate account assets                                                                             732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $842,209    931,840
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,827      1,362
  Annuity                                                                                             7,716        634
 Policy and contract claims                                                                          27,278     30,758
 Unearned premiums                                                                                      913      1,590
 Other policyholder funds                                                                             3,551      1,230
 Reinsurance payable                                                                                  1,497      2,116
 Deferred income taxes                                                                                9,977     10,173
 Accrued expenses and other liabilities                                                               3,894      3,111
 Commissions due and accrued                                                                            622        930
 Payable to parent                                                                                    3,403      3,182
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                               60,678     55,086
Separate account liabilities                                                                        732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   792,724    888,169
Stockholder's equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000      2,000
 Additional paid-in capital                                                                          15,500     15,500
 Retained earnings                                                                                   31,052     25,455
 Accumulated other comprehensive income                                                                 933        716
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                           49,485     43,671
Commitments and contingencies (notes 6, 11 and 12)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $842,209    931,840

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Income
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 7,115        8,866      9,174
 Annuity considerations                                                                 12,643       12,791     11,725
 Accident and health premiums                                                           21,148       22,114     22,105
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                       40,906       43,771     43,004
 Premiums ceded                                                                         11,427       12,939     11,574
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                         29,479       30,832     31,430
 Investment income, net                                                                  2,021        1,626      1,220
 Realized investment gains (losses)                                                      1,003           (1)       (62)
 Other income                                                                               62           93          0
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                           32,565       32,550     32,588
Benefits and expenses:
 Life insurance benefits                                                                 3,508        5,074      5,971
 Annuity benefits                                                                          351          323        202
 Accident and health insurance benefits                                                 10,579       14,709     13,406
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                          14,438       20,106     19,579
 Benefit recoveries                                                                      5,770        9,200      6,614
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                             8,668       10,906     12,965
 Commissions and other agent compensation                                                7,091        8,295      8,596
 General and administrative expenses                                                     4,148        4,018      3,576
 Taxes, licenses and fees                                                                  187          654        688
 Change in deferred acquisition costs, net                                               4,060          798        341
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                             24,154       24,671     26,166
Income from operations before income taxes                                               8,411        7,879      6,422
Income tax expense (benefit):
 Current                                                                                 3,126        1,573        435
 Deferred                                                                                 (312)       1,029      2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                 2,814        2,602      2,831
Net income                                                                             $ 5,597        5,277      3,591

See   accompanying   notes  to   financial statements.


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Comprehensive
Income Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                              $5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss):
 Unrealized gains (losses) on fixed maturities and equity securities:
  Unrealized holding gains (losses) arising during the period net of tax of $468 in 1998,
   $403 in 1997, and $(188) in 1996                                                        869          749       (348)
 Reclassification adjustment for realized (gains) losses included in net income, net of tax
  of $351 in 1998, $0 in 1997, and $(22) in 1996                                          (652)           1         40
---------------------------------------------------------------------------------------------------------------------------
Total other comprehensive income (loss)                                                    217          750       (308)
Total comprehensive income                                                              $5,814        6,027      3,283


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Stockholder's Equity
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           25,455       20,178     16,587
 Net income                                                                              5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 31,052       25,455     20,178
Accumulated other comprehensive income (loss):
 Balance at beginning of year                                                              716          (34)       274
 Net unrealized gain (loss) during the year, net of deferred federal income taxes                       217        750
(308)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    933          716        (34)
Total stockholder's equity                                                             $49,485       43,671     37,644
Statements of Cash Flows
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                            $ 5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Adjustments  to reconcile net income to net cash provided by (used in) operating activities:
 Realized (gains) losses on investments                                                 (1,003)           1         62
 Deferred federal income tax expense                                                      (312)       1,029      2,396
 Interest credited to policyholder account balances                                         42            0          0
 Change in:
  Receivables and other assets                                                           5,149       (4,283)     2,831
  Deferred acquisition costs                                                             4,060          798        341
  Future benefit reserves                                                                  829          452        944
  Policy and contract claims                                                            (3,480)         847       (353)
  Unearned premiums                                                                       (677)        (297)      (443)
  Other policyholder funds                                                               2,321          551        (12)
  Reinsurance payable                                                                     (619)         (17)       881
  Accrued expenses and other liabilities                                                   783          649     (1,523)
  Commissions due and accrued                                                             (308)         108         (2)
  Due to parent                                                                            221        2,080        439
 Depreciation and amortization                                                            (275)        (110)       (46)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                        6,731        1,808      5,515
Net cash provided by operating activities                                               12,328        7,085      9,106
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                          (28,065)      (8,680)    (8,525)
 Purchase of equity securities                                                          (2,105)           0          0
 Sale of fixed maturities                                                               20,414           81      2,654
 Sale of equity securities                                                                 553            0          0
 Other investments, net                                                                 (8,987)       1,859     (1,492)
---------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                                  (18,190)      (6,740)    (7,363)
Cash flows provided by financing activities:
 Policyholders' deposits to account balances                                             6,676            0          0
---------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                       814          345      1,743
Cash at beginning of year                                                                5,321        4,976      3,233
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                    $ 6,135        5,321      4,976

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1998 revenue and consideration volume, 19%, 43% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $8,763, $10,147, and $6,541, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)
(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1998 and 1997, investments with a carrying value of $1,711 and $1,645, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Statement of Comprehensive Income is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the financial statements.

Reclassifications

Certain  1997   balances  have  been   reclassified   to  conform  to  the  1998
presentation.


(2) Investments

Investments at December 31, 1998 consist of:

                                                                                                               Amount
                                                                                  Amortized cost Estimated    shown on
                                                                                      or cost   fair value  balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                      $30,595       31,739      31,739
 Foreign government                                                                       499          496         496
 Corporate securities                                                                   5,227        5,263       5,263
 Mortgage backed securities                                                               957          972         972
 Public utilities                                                                         304          314         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                                $37,582       38,784      38,784
Equity securities:
 Common stocks:
  Banks, trusts and insurance companies                                                   101           85          85
  Industrial and miscellaneous                                                          1,417        1,667       1,667
---------------------------------------------------------------------------------------------------------------------------
  Total equity securities                                                             $ 1,518        1,752       1,752
Other investments:
 Short-term securities                                                                 10,069      XXXXXXX      10,069
---------------------------------------------------------------------------------------------------------------------------
  Total investments                                                                   $49,169      XXXXXXX      50,605
---------------------------------------------------------------------------------------------------------------------------


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                          $30,595       1,378          234      31,739
 Foreign government                                                           499           0            3         496
 Corporate securities                                                       5,227          39            3       5,263
 Mortgage backed securities                                                   957          15            0         972
 Public utilities                                                             304          10            0         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                     37,582       1,442          240      38,784
 Equity securities                                                          1,518         337          103       1,752
---------------------------------------------------------------------------------------------------------------------------
Total                                                                     $39,100       1,779          343      40,536
1997:
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004      $1,105          $ 3     $30,106
---------------------------------------------------------------------------------------------------------------------------

The changes in unrealized gains on fixed maturities were $100, $1,155, and $(475) for the years ended December 31, 1998, 1997 and 1996, respectively.

The change in unrealized gains from equity securities was $234 for the year ended December 31, 1998.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
 Due after one year through five years:                                                            $16,796      16,731
 Due after five years through ten years                                                             11,132      11,444
 Due after ten years                                                                                 8,697       9,637
 Mortgage backed securities                                                                            957         972
---------------------------------------------------------------------------------------------------------------------------
 Totals                                                                                            $37,582      38,784
---------------------------------------------------------------------------------------------------------------------------

Proceeds from sales of investments in available-for-sale securities during 1998, 1997 and 1996 were $20,967, $81, and $2,654, respectively. Gross gains of $1,080, $0, and $0 and gross losses of $77, $0, and $62 were realized on sales of available-for-sale securities in 1998, 1997 and 1996, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                      $1,592        1,494       1,132
 Short-term investments                                                                   393          168          98
Dividends:
 Equity securities                                                                         12            0           0
Other                                                                                      52           11           1
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                 2,049        1,673       1,231
Investment expenses                                                                        28           47          11
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $2,021        1,626       1,220

(3) Summary Table of Fair Value Disclosures


                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets
 Fixed maturities, at market
  U.S. government                                                         $31,739    $31,739         $29,256   $29,256
  Foreign government                                                          496        496               0         0
  Corporate securities                                                      5,263      5,263               0         0
  Mortgage backed securities                                                  972        972             850       850
  Public utilities                                                            314        314               0         0
 Equity securities                                                          1,752      1,752               0         0
 Certificates of deposit and other short term securities                   10,069     10,069             698       698
 Receivables                                                                3,595      3,595           5,006     5,006
 Separate accounts assets                                                 732,046    732,046         833,083   833,083
Financial liabilities
 Separate account liabilities                                             732,046    723,593         833,083   821,457
---------------------------------------------------------------------------------------------------------------------------

See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $2,747       4,565
Reinsurance commission receivable                                                                      115          38
Other                                                                                                  733         403
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $3,595       5,006



(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $838, $662, and $293 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $7,643, $7,476 and $9,249    $17,804     $16,126      $15,096
Incurred related to:
 Current year                                                                          11,203       11,440      11,372
 Prior years                                                                           (4,946)      (3,199)     (3,079)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          6,257        8,241       8,293
Paid related to:
 Current year                                                                           3,697        1,686       1,458
 Prior years                                                                            4,714        4,877       5,805
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              8,411        6,563       7,263
Balance at December 31, net of reinsurance recoverables of $6,540, $7,643 and $7,476  $15,650     $17,804      $16,126
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1998 and 1997 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $3,043 and $2,850, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                    $ 856,149            0     277,168      578,981           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                7,115            0       1,568        5,547           0.0%
 Annuities                                                    12,643            0           0       12,643           0.0%
 Accident and health insurance                                15,813        5,335       9,859       11,289          47.3%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                35,571        5,335      11,427       29,479          18.1%
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416           0.0%
 Annuities                                                    12,791            0           0       12,791           0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625          62.7%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,480        7,291      12,939       30,832          23.6%
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870           0.0%
 Annuities                                                    11,725            0           0       11,725           0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835          51.6%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,381        6,623      11,574       31,430          21.1%
---------------------------------------------------------------------------------------------------------------------------

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1998         1997         1996              1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             1,992        2,032       2,432
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                10           44          36
 Accident and health insurance              1,575        1,566        2,547               635          841         766
---------------------------------------------------------------------------------------------------------------------------
Total premiums                             $1,575        1,566        2,547               645          885         802



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense                                                                   $3,126        1,573         435
 Deferred tax (benefit) expense                                                          (312)       1,029       2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,814        2,602       2,831
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 116          404        (166)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $2,930        3,006       2,665
Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,943        2,758       2,248
Other                                                                                    (129)        (156)        583
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                         $2,814        2,602       2,831
---------------------------------------------------------------------------------------------------------------------------

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1998 and 1997 are as follows:

                                                                                                    1998         1997
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 1,821       2,675
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                            1,821       2,675
Deferred tax liabilities:
 Deferred acquisition costs                                                                          9,003      10,382
 Unrealized gains on investments                                                                       502         385
 Other                                                                                               2,293       2,081
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                      11,798      12,848
Net deferred tax liability                                                                         $ 9,977      10,173
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $969 and $2,077 as of December 31, 1998 and 1997, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,729, $1,463, and $1,246 in 1998, 1997 and 1996, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1998 and 1997 was $356 and $569, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $18, $15, and $11 in 1998, 1997 and 1996, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1998 and 1997.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $30, $37, and $29 in 1998, 1997 and 1996, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1998, 1997 and 1996 Plan participants was 75%, 90%, and 100%, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $18, $59, and $41 in 1998, 1997 and 1996, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net Income
---------------------------------------------------------------------------------------------------------------------------
                                                             1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $32,866       25,940              6,891      4,292    2,358
Adjustments:
 Change in reserve basis                                    (9,216)     (10,494)             2,147      2,424    4,070
 Deferred acquisition costs                                 33,387       37,447             (4,060)      (798)    (341)
 Deferred taxes                                             (9,977)     (10,173)               312     (1,029)  (2,396)
 Nonadmitted assets                                             75          171                  0          0        0
 Interest maintenance reserve                                  569          (88)               657        (19)     (99)
 Asset valuation reserve                                       283            2                  0          0        0
 Liability for unauthorized reinsurers                         239          225                  0          0        0
 Unrealized gains on investments                             1,202        1,102                  0          0        0
 Other                                                          57         (461)              (350)       407       (1)
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $49,485       43,671              5,597      5,277    3,591
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum capital and surplus requirements. At December 31, 1998 and 1997, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1998, 1997 and 1996.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


 (11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)



(13) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                  Future              Other        Premium              Benefits,   Net change
                      Deferred   benefits,           policy        revenue               claims       in
                       policy     losses,           claims and     and other    Net    losses, and   policy      Other
                     acquisition claims and Unearned benefits     contract   investment settlement  acquisition operating
                        costs  loss expense premiums  payable   considerations income    expenses    costs     (a)expenses
---------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance            $ 57     1,827      246    3,424         5,547       303    2,160      165     1,518
Annuities               33,206     7,716        0      827        12,643       243      351    3,899     6,047
Accident and
 health insurance          124         0      667   23,027        11,289     1,475    6,157       (4)    3,861
---------------------------------------------------------------------------------------------------------------------------
                       $33,387     9,543      913   27,278        29,479     2,021    8,668    4,060    11,426
1997:
Life insurance           $ 222     1,362      983    4,177         6,416       406    2,587       68     2,075
Annuities               37,105       634        0      471        12,791         0      323      750     8,023
Accident and
 health insurance          120         0      607   26,109        11,625     1,220    7,996      (20)    2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447     1,996    1,590   30,757        30,832     1,626   10,906      798    12,967
1996:
Life insurance           $ 290     1,219      908    5,151         6,870       268    4,371      (27)    2,297
Annuities               37,855       325        0      864        11,725         0      202      265     7,069
Accident and
 health insurance          100         0      979   23,895        12,835       952    8,392      103     3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245     1,544    1,887   29,910        31,430     1,220   12,965      341    12,860


(a) See note 1 for aggregate gross amortization.





                                   PART C

                              OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 1998 and 1997.
          3. Statements of Income for the years ended December 31, 1998, 1997 and 1996.
          4.  Statements of Stockholder's Equity for the years ended
              December 31, 1998, 1997 and 1996.
          5. Statements of Cash Flow for the years ended December 31, 1998, 1997 and 1996.
          6.  Notes to Financial Statements - December 31, 1998, 1997 and 1996.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1998.
          3.  Statements of Operations for the year ended December 31, 1998.
          4. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
          5.  Notes to Financial Statements - December 31, 1998.


b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.     Principal  Underwriter  Agreement (2)
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5.     Application  for  Individual  Variable  Annuity  Contract (1)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.     Form  of  Fund  Participation  Agreement (1)
     9.     Opinion  and  Consent  of  Counsel
    10.     Independent  Auditors'  Consent
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information
    14.     Company  Organizational  Chart (1)
    27.     Not  Applicable

   (1) Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.


ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Officers  and  Directors  of  the  Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas D. Barta                 Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403


Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470


Kenneth P. Schrapp              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403


Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129


ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The Company organizational chart was filed as Exhibit 14 to Registrant's N-4 as filed on January 13, 1997 and is incorporated herein by reference.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of February 26, 1999 there were 91 qualified Contract Owners and 151 non-qualified Contract Owners with Contracts in the Separate Account.


ITEM  28.      INDEMNIFICATION

The  Bylaws  of  the  Company  provide  that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers(managers) and directors(Board of Governors) of NALAC Financial Plans LLC:

Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------
James P. Kelso          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



c.          Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registrations Statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of April, 1999.

     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Michael T. Westermeyer
     -------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*     Director
Lowell C. Anderson                                     4-26-99

Ronald L. Wobbeking*    Chairman, Chief Executive
Ronald L. Wobbeking     Officer and Director           4-26-99

Thomas D. Barta*        Treasurer
Thomas D. Barta                                        4-26-99

Thomas G. Brown*        Director
Thomas G. Brown                                        4-26-99

Edward J. Bonach*       Director
Edward J. Bonach                                       4-26-99

Robert S. James*        Director
Robert S. James                                        4-26-99

Thomas J. Lynch*        President and Director
Thomas J. Lynch                                        4-26-99

Dennis Marion*          Director
Dennis Marion                                          4-26-99

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    4-26-99

Eugene Long*            Director
Eugene Long                                            4-26-99

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                4-26-99

Stephen R. Herbert*     Director
Stephen R. Herbert                                     4-26-99

Jack F. Rockett*        Director
Jack F. Rockett                                        4-26-99


                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director






                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO. 4

                                      TO

                                   FORM  N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                               INDEX TO EXHIBITS


EXHIBIT                                                                   PAGE

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Independent Auditors' Consent

EX-99.B13     Calculation of Performance Information